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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM ABS-15G
_____________

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[  ] Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2014 to March 31, 2014

[  ] Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
May 13, 2014 (January 1, 2014)

_____________

Education Funding Capital I, LLC
(Exact name of securitizer as specified in its charter)
_____________

025-00509 (Commission File Number of securitizer)	0001219701 (Central Index Key Number of securitizer)

James D. Kruger, Secretary and Treasurer, (402) 458-2370
Name and telephone number, including area code,
of the person to contact in connection with this filing.
_______________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Education Funding Capital I, LLC (“EFC”), as securitizer, is filing this Form ABS-15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR §240.15Ga-1, et. seq.) (the “Rule”), in respect of all asset-backed securities sponsored by it and outstanding during the quarterly reporting period ended March 31, 2014 in the federally-insured student loan asset class. On April 25, 2014, EFC was acquired by Nelnet Finance Corp., a subsidiary of Nelnet, Inc., from Student Loan Xpress, Inc.

The asset-backed securities sponsored by EFC that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entities:

1.	Education Funding Capital Trust IV (Registered; Commission File Number: 333-111959-01; Central Index Key Number: 0001287715);

2.	CIT Education Loan Trust 2005-1 (Registered; Commission File Number 333-111959-02; Central Index Key Number: 0001328056);

3.	CIT Education Loan Trust 2007-1;

4.	CIT Education Loan Trust 2011-1; and

5.	CIT Education Loan Trust 2012-1.
Activity previously reported, if any, in Item 1.02 of each Form ABS-15G filed by EFC, as securitizer, pursuant to the Rule related to the above issuing entities reflected activity related solely to repurchases or replacements of assets for breach of representations and warranties that were discovered by the party obligated to repurchase or replace such assets pursuant to the underlying transaction documents. Such previously reported activity did not relate to assets securitized by the securitizer that were subject of a demand to repurchase or replace for breach of representations and warranties concerning the pool assets during the applicable reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION FUNDING CAPITAL I, LLC
(Securitizer)

By: /s/ James D. Kruger
Name: James D. Kruger
Title: Secretary and Treasurer

Date: May 13, 2014